FAIR VALUE MEASUREMENTS - Non-Recurring Fair Value Measurements (Details) $ in Millions	12 Months Ended
Dec. 29, 2018 USD ($)
Non-Recurring Fair Value Measurements
Carrying amount of long lived-assets	$ 18.1
Fair value of long-lived assets	10.6
Other expense, net
Non-Recurring Fair Value Measurements
Impairment charges for long lived-assets	$ 7.5